Leases (Details Narrative) (10Q)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) ft²	Feb. 28, 2019 USD ($)	Mar. 31, 2019 USD ($) ft²	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($) ft²	Aug. 01, 2018
Security deposit						$ 20,000
Rental Agreement [Member]
Area of a land | ft²	16,000		16,000		16,000
Lease expiration date			Expires in November 2020		Lease expires in November 2020
Monthly rent expense			$ 6,000		$ 6,000
Security deposit	$ 7,000		7,000		7,000
Operating Lease [Member]
Area of a land | ft²						7,700
Lease expiration date		Expires in January 2021				Expires in November 2022
Monthly rent expense	15,000	$ 850				$ 11,000
Security deposit	11,000		11,000		$ 11,000	$ 11,000
Operating lease expense			58,000	$ 51,000
Operating Lease One [Member]
Security deposit	1,000		1,000
Operating Lease Two [Member]
Security deposit	$ 20,000		$ 20,000
License Agreement [Member] | Ireland [Member]
Operating lease terms							12 months
Minimum [Member]
Operating lease terms	1 year		1 year
Maximum [Member]
Operating lease terms	4 years		4 years